SUBSEQUENT EVENTS (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) EquityInstruments Options $ / shares	Dec. 31, 2020 CAD ($) Options EquityInstruments $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | Options		1,273,000	9,195,000
Weighted average exercise price, option exercised		$ 0.97	$ 0.77
Gross proceeds from stock options exercised | $		$ 1,236,170	$ 7,036,624
Warrants exercised | EquityInstruments		883,854	16,554,292
Weighted average exercise price, warrants exercised		$ 1.31	$ 0.77
Stock option, granted | Options		1,756,500	15,492,500
Stock option, exercise price		$ 5.39	$ 2.40
Major ordinary share transactions | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | $	26,875
Weighted average exercise price, option exercised	$ 1.78
Gross proceeds from stock options exercised | $	$ 47,731
Stock option, granted	30,000
Stock option, exercise price	$ 8.98
Major ordinary share transactions | Warrants
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised | $	12,270
Weighted average exercise price, warrants exercised	$ 1.50
Gross proceeds from warrants exercised | $	$ 18,405